GECAS Transaction - Schedule of Fair Values of Assets Acquired and Liabilities Assumed (Details) - GE Capital Aviation Services - USD ($) $ in Thousands	Nov. 01, 2021	Oct. 29, 2021
Business Acquisition [Line Items]
Cash and cash equivalents	$ 151,554
Restricted cash	4,850
Flight equipment held for operating leases, net	23,108,835
Investment in finance leases, net	1,165,382
Prepayments on flight equipment	2,990,414
Maintenance rights and lease premium, net	3,984,212
Associated companies	555,212
Accrued maintenance liability	(1,234,857)
Deferred tax liabilities	(1,195,168)
Other assets and liabilities	636,518
Estimate of fair value of net assets acquired	30,166,952
Consideration Transferred	30,166,952	$ 30,200,000
Goodwill	0
Maintenance rights, net	2,800,000
Lease premium, net	1,200,000
Current trade receivables	245,000
Gross amount due under the receivable contracts	$ 463,000